Segment Reporting	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Segment Reporting
18.	Segment Reporting

Following the acquisition of M/Y Para Bellvm on April 11, 2025, the Company determined that it operated in two reportable segments: (i) the tanker segment and (ii) the megayacht segment. These reportable segments reflect the Company’s internal organization and the way its chief operating decision maker (“CODM”), who is the Chief Executive Officer of the Company, reviews and analyzes the operating results and allocates capital within the Company. The CODM assesses segment performance using key financial measures, including revenues, operating expenses, segment operating income and net income. These metrics help the CODM assess segment profitability, optimize fleet deployment, control costs and determine capital allocation. Based on these segment performance trends, the CODM makes resource allocation decisions such as adjusting asset acquisition strategies, adjusting chartering strategies, prioritizing fleet expansion or disposals, and optimizing cost efficiencies to enhance profitability and overall segment performance.

Further, the transport of crude oil has different characteristics and the nature of trade, trading routes, charterers and cargo handling differ in important respects. The chartering of a megayacht like M/Y Para Bellvm consists of a different service and it does not have similar economic characteristics to the tanker segment. The Company does not disclose geographic information relating to either of our segments because when the Company charters either a tanker or M/Y Para Bellvm to a charterer, the charterer is free, subject to certain exemptions, to trade or, in the case of M/Y Para Bellvm travel, with the vessel worldwide and as a result the disclosure of geographic information is impracticable.

The table below presents information about the Company’s reportable segments for the year ended December 31, 2025. The accounting policies followed in the preparation of the reportable segments are the same as those followed in the preparation of the Company’s consolidated financial statements. Segment results are evaluated based on income from operations.

	Year ended December 31, 2025
	Tanker Segment	Megayacht Segment	Total
REVENUES:
Time charter revenues	67,121	4,351	71,472
Time charter revenues from related parties	8,943	-	8,943
Total revenues	76,064	4,351	80,415
EXPENSES:
Voyage expenses	1,594	907	2,501
Operating lease expenses	10,301	-	10,301
Other vessel operating expenses	17,082	1,313	18,395
Vessel depreciation	11,586	685	12,271
Management fees-related parties-direct	1,734	178	1,912
Segments operating results	33,767	1,268	35,035
General and administrative expenses			(7,617)
Management fees-related parties-overhead costs			(1,138)
Interest and finance costs			(23,406)
Interest income			385
Equity losses in unconsolidated joint ventures			(173)
Net income			3,086

A reconciliation of total segment assets to total assets presented in the accompanying consolidated balance sheets as of December 31, 2025 is as follows:

As of December 31, 2025
Tanker segment	246,582
Megayacht segment	44,919
Cash and cash equivalents including restricted cash	22,222
Investments in unconsolidated joint ventures	7,881
Advances for asset acquisitions to related parties	11,500
Other fixed assets, net	505
Total consolidated assets	333,609